Organization and Principal Activities (Details) - Schedule of financial statement amounts and balances of the VIE and its subsidiaries - USD ($)	Dec. 31, 2021	Jun. 30, 2020
Schedule of financial statement amounts and balances of the VIE and its subsidiaries [Abstract]
Total assets	$ 30,571,944	$ 33,067,159
Total liabilities	$ 11,475,417	$ 14,874,342